Derivative Instruments (Tables)	11 Months Ended
Feb. 02, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in the Statement of Financial Position, Fair Value
The following table presents the gross fair values for derivative instruments and the corresponding classification at February 2, 2013 and March 3, 2012 ($ in millions):

	February 2, 2013		March 3, 2012
Contract Type	Assets	Liabilities	Assets	Liabilities
No hedge designation (foreign exchange forward contracts)	$1	$—	$1	$(2)

Schedule of Derivative Instruments Effect on Other Comprehensive Income
The following tables present the effects of derivative instruments on other comprehensive income ("OCI") and on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	11-Month		12-Month
	2013		2012
Contract Type	Pre-tax Gain Recognized in OCI(1)	Loss Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)	Pre-tax Gain Recognized in OCI(1)	Gain Reclassified from Accumulated OCI to Earnings (Effective Portion)(2)
Cash flow hedges (foreign exchange forward contracts)	$—	$(1)	$7	$5

(1)	Reflects the amount recognized in OCI prior to the reclassification of 50% to noncontrolling interests for the cash flow and net investment hedges, respectively.

(2)	Gain reclassified from accumulated OCI is included within Selling, general and administrative expenses in our Consolidated Statements of Earnings.

Schedule of Derivative Instruments Gain (Loss) in Statement of Financial Performance
The following table presents the effects of derivatives not designated as hedging instruments on our Consolidated Statements of Earnings for fiscal 2013 (11-month) and 2012 ($ in millions):

	Gain Recognized within SG&A
	11-Month	12-Month
Contract Type	2013	2012
No hedge designation (foreign exchange forward contracts)	$2	$5

Notional Amounts Foreign Currency Exchange Contracts
The following table presents the notional amounts of our foreign currency exchange contracts at February 2, 2013 and March 3, 2012 ($ in millions):

	Notional Amount
Contract Type	February 2, 2013	March 3, 2012
Derivatives not designated as hedging instruments	$173	$238